(Loss) Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Schedule of Net (Loss) Income Per Share
The net income (loss) available for common shareholders and earnings (loss) per common share are presented in the table below:

	Year Ended December 31,
	2022 $	2021 $	2020 $
Net income (loss)	229,086	(242,372)	87,317

Weighted-average number of common shares - basic (1)	33,997,579	33,859,306	33,718,665
Dilutive effect of stock-based awards	289,496	—	202,956
Weighted average number of common shares - diluted	34,287,075	33,859,306	33,921,621
Earnings (loss) per common share:
- Basic	6.74	(7.16)	2.59
- Diluted	6.68	(7.16)	2.57